Balance Sheets - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash	$ 30,487	$ 449,942
Prepaid expenses	51,257	93,503
Total current assets	81,744	543,445
Cash and marketable securities held in Trust Account	12,357,980	146,350,150
Total assets	12,439,724	146,893,595
Current liabilities:
Accounts payable and accrued expenses	1,522,158	30,853
Advances from related parties	36,095	11,095
Total current liabilities	1,558,253	41,948
Deferred underwriting fees	5,031,250	5,031,250
Total liabilities	6,589,503	5,073,198
Commitments
Ordinary shares subject to possible redemption, 81,701 and 13,438,929 shares at redemption values as of March 31, 2019 and 2018, respectively	850,217	136,820,396
Shareholders' Equity:
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding
Ordinary shares, no par value; unlimited shares authorized; 5,260,831 and 5,091,071 shares issued and outstanding (excluding 81,701 and 13,438,929 shares subject to possible redemption) as of March 31, 2019 and 2018, respectively	3,201,932	4,146,387
Retained earnings	1,798,072	853,614
Total shareholders' equity	5,000,004	5,000,001
Total Liabilities and Shareholders' Equity	$ 12,439,724	$ 146,893,595